Information by Geographic Area - Summary of Physical Location of Property, Plant and Equipment (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 1,666	€ 1,517	€ 1,477
United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	740	681
France [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	613	586
Germany [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	181	156
Czech Republic [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	84	65
Other countries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 48	€ 29